Financial Expenses	12 Months Ended
Dec. 31, 2020
Financial Expenses
Financial Expenses

Note 12 Financial Expenses

	Year Ended December 31,
	2020	2019	2018
Interest on lease liabilities	(388)	(307)	—
Other interest expenses	(5)	(18)	(8)
Exchange rate differences	(53,267)	(2,383)	—
Changes in FX options measured at fair value	(3,318)	(2,700)	—
Total	(56,978)	(5,408)	(8)